UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Agnos Group, LLC
Address:  1251 Avenue of the Americas
          New York, NY 10020

13 File Number: 28-10024

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Anagnostakis
Title:     CEO
Phone:
Signature, Place and Date of Signing:

    Anthony Anagnostakis  October 18, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    40594

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CLEAR CHANNEL COMMUNICATIONS I OPTIONS - PUTS   1845020VG     3475   100000 SH  PUT  SOLE                 100000        0        0
D DELL COMPUTER CORP COM         COMMON STOCK     247025109     5878   250000 SH       SOLE                 250000        0        0
D HEWLETT PACKARD CO USD1 COM    COMMON STOCK     428236103     1103    94500 SH       SOLE                  94500        0        0
D INTL BUSINESS MACHS CORP COM   COMMON STOCK     459200101     8572   147000 SH       SOLE                 147000        0        0
D KPMG CONSULTING SEE CUSIP 0740 COMMON STOCK     48265R109      856   132500 SH       SOLE                 132500        0        0
D MICROSOFT CORP COM             COMMON STOCK     594918104    17839   408300 SH       SOLE                 408300        0        0
D YAHOO INC COM                  COMMON STOCK     984332106     2871   300000 SH       SOLE                 300000        0        0
S REPORT SUMMARY                  7 DATA RECORDS               40594        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED